Statements of Net Assets Available for Benefits - EBP 000 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments at fair value	$ 77,732,772	$ 70,039,411
Receivables:
Notes receivable from participants	3,176,838	3,060,690
Participants' contributions	147,088	145,479
Employer's contributions	50,162	51,482
Total receivables	3,374,088	3,257,651
Total assets	81,106,860	73,297,062
Liabilities:
Refund payable for excess contributions	69,710	141,646
Total liabilities	69,710	141,646
Net assets available for benefits	$ 81,037,150	$ 73,155,416